STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total Shares	Additional paid in capital	Accumulated other comprehensive income (loss)	Accumulated deficit	Total
BALANCE at Dec. 31, 2012	$ 2,210	$ 189,944	$ 221	$ (120,807)	$ 71,568
BALANCE (in shares) at Dec. 31, 2012	191,985,880
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares, net of issuance costs	$ 55	27,827			27,882
Issuance of shares, net of issuance costs (In shares)	4,297,995
Exercise of options	$ 85	9,661			9,746
Exercise of options (in shares)	6,229,270
Comprehensive income			391	19,920	20,311
Share-based compensation		13,131			13,131
BALANCE at Dec. 31, 2013	$ 2,350	240,563	612	(100,887)	142,638
BALANCE (in shares) at Dec. 31, 2013	202,513,145
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Ordinary shares in connection with initial public offering, net of issuance costs of $12.2 million	$ 112	195,797			195,909
Issuance of Ordinary shares in connection with initial public offering, net of issuance costs of $12.2 million (In shares)	8,325,000
Exercise of options	$ 49	10,102			10,151
Exercise of options (in shares)	3,715,916
Comprehensive income			(793)	(30,084)	(30,877)
Share-based compensation		76,853			76,853
BALANCE at Dec. 31, 2014	$ 2,511	523,315	(181)	(130,971)	394,674
BALANCE (in shares) at Dec. 31, 2014	214,554,061
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of options and vesting of RSUs	$ 47	8,928			8,975
Exercise of options and vesting of RSUs (in shares)	4,293,369
Comprehensive income			(1,594)	68,450	66,856
Share-based compensation		44,969			44,969
BALANCE at Dec. 31, 2015	$ 2,558	$ 577,212	$ (1,775)	$ (62,521)	$ 515,474
BALANCE (in shares) at Dec. 31, 2015	218,847,430